Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards
Note 3 - Recently Issued Accounting Standards
Adoption of new accounting standards
In August 2020, the Financial Accounting Standards Board ("FASB") issued ASU 2020-06 Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In May 2021, the FASB issued ASU 2021-04 Earnings Per Share (Topic 260), Debt— Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments clarify the issuer's recognition and measurement considerations resulting from exchanges or modifications to freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payments, it results in an adjustment to EPS/net income (loss). These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In July 2021, the FASB issued ASU 2021-05 Leases (Topic 842) - Lessors - Certain leases with Variable Lease Payments. The amendment affects lessors with lease contracts that have variable lease payments that do not depend on a reference index or a rate and would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing leases. The new guidance amends the lease classification requirements where lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if certain criteria are met. When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not recognize the underlying asset, and, therefore, does not recognize a selling profit or loss. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In November 2021, the FASB issued ASU 2021-10 Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. The amendment in this Update requires the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: (i) information about the nature of the transactions and the related accounting policy used to account for the transactions, (ii) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item and (iii) significant terms and conditions of the transactions, including commitments and contingencies. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In March 2020, the FASB issued ASU 2020-04 in relation to Reference Rate Reform (Topic 848) providing optional guidance for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if criteria were met. The amendments provided temporary optional expedients and exceptions to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310 Receivables, 470 Debt and 842 Leases. This optional guidance could be applied prospectively from any date from March 12, 2020 and could not be applied to contract modifications that occur after December 31, 2022. In December 2022, the FASB issued ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. The amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. These amendments are effective upon issuance of this update. There was no current impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures and we do not currently expect these amendments to have a material impact on our Audited Consolidated Financial Statements and related disclosures in future periods.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	The amendments require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments in this Update improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after, a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination.	January 1, 2023	No material impact expected
ASU 2022-01 Derivatives and Hedging (Topic 815): Fair Value Hedging—Portfolio Layer Method	The amendments clarify the accounting for, and promote consistency in, the reporting of hedge basis adjustments applicable to both a single hedged layer and multiple hedged layers as follows:
1) An entity is required to maintain basis adjustments in an existing hedge on a closed portfolio basis (that is, not allocated to individual assets).
2) An entity is required to immediately recognize and present the basis adjustment associated with the amount of the de-designated layer that was breached in interest income. In addition, an entity is required to disclose that amount and the circumstances that led to the breach.
3) An entity is required to disclose the total amount of the basis adjustments in existing hedges as a reconciling amount if other areas of GAAP require the disaggregated disclosure of the amortized cost basis of assets included in the closed portfolio.
	4) An entity is prohibited from considering basis adjustments in an existing hedge when determining credit losses.	January 1, 2023	No material impact expected
ASU 2022-02 Financial Instruments—Credit Losses (Topic 326)
The amendments eliminate the accounting guidance for troubled debt restructurings by creditors that have adopted the Current Expected Credit Losses (CECL) model and enhance the disclosure requirements for loan refinancing and restructurings made with borrowers experiencing financial difficulty. In addition, the amendments require a public business entity to disclose current-period gross write offs for financing receivables and net investment in leases by year of origination in the vintage disclosures.
		January 1, 2023	No material impact expected
ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions:
1. The fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet
2. The nature and remaining duration of the restriction(s)
	3. The circumstances that could cause a lapse in the restriction(s).	January 1, 2024	Under evaluation
ASU 2022-04 Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations	The amendments require that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. To achieve that objective, the buyer should disclose qualitative and quantitative information about its supplier finance programs.	January 1, 2023	No material impact expected
The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Audited Consolidated Financial Statements and related disclosures either on transition or in future periods.